SCHEDULE OF DUE TO RELATED PARTIES (Details) - USD ($)	Jan. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Related Party Transactions [Abstract]
Wages payable to directors and officers	$ 357,500	$ 357,500	$ 161,922
Benefits payable to directors and officers	581,854	539,209
Fees and expenses payable to directors and officers	151,261	127,878	682,068
Interests due to a shareholder	2,171	2,230
Total	$ 1,092,786	$ 1,026,817	$ 843,990